RISK MANAGEMENT (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 199,665,846	$ 181,147,247
Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	160,468,094	151,747,486
Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	40,334,290	37,930,635
Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	10,117,272	9,231,286
Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	5,814,417	6,185,983
Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	455,793	206,453
Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,136,326	1,355,177
Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,884,546	2,851,599
Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,710	25,421
Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,263,598	2,934,027
Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	7,103,786	7,906,579
Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	89,345,356	83,120,326
Commercial Loans [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	88,997,241	86,259,708
Commercial Loans [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	88,997,241	86,259,708
Commercial Loans [Member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	19,529,154	18,359,267
Commercial Loans [Member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	7,725,197	0
Commercial Loans [Member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	5,124,246	0
Commercial Loans [Member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	455,793	206,453
Commercial Loans [Member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	779,008	1,015,605
Commercial Loans [Member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,583,354	2,542,666
Commercial Loans [Member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,710	25,421
Commercial Loans [Member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,220,882	2,896,981
Commercial Loans [Member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,163,456	3,754,892
Commercial Loans [Member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	46,403,441	57,458,423
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	27,646,114	23,925,279
Consumer loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	27,646,114	23,925,279
Consumer loans [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,572,455	1,493,231
Consumer loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	112,724	0
Consumer loans [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer loans [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	300,730	280,543
Consumer loans [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	147	53
Consumer loans [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Consumer loans [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	41,597	35,816
Consumer loans [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,887,548	4,108,148
Consumer loans [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	21,730,913	18,007,488
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	20,512,208	19,155,852
Mortgages [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	20,512,208	19,155,852
Mortgages [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	18,959,433	17,862,248
Mortgages [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	308,532
Mortgages [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Mortgages [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	32,524	23,219
Mortgages [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,520,251	961,853
Lease receivables [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	22,248,951	21,343,923
Lease receivables [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	22,248,951	21,343,923
Lease receivables [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,392,075	9,231,286
Lease receivables [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	577,447	6,185,983
Lease receivables [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Lease receivables [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	31	0
Lease receivables [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	19,279,398	5,926,654
Corporate loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,063,580	1,062,724
Corporate loans [member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,063,580	1,062,724
Corporate loans [member] | Real Estate and Residential [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	273,248	215,889
Corporate loans [member] | Goods Given in Real Estate Leasing [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Goods Given in Leasing Other Than Real Estate [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Stand by Letter of Credit [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Security Deposits [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	56,588	59,029
Corporate loans [member] | Guarantee Fund [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	301,045	348
Corporate loans [member] | Sovereign of the Nation [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	0	0
Corporate loans [member] | Collection Rights [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,119	1,230
Corporate loans [member] | Other Collateral [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	20,227	20,320
Corporate loans [member] | Without Guarantee [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 411,353	$ 765,908